Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items (Detail)
	Dec. 31, 2024	Dec. 31, 2023
EUR [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.24%	3.36%
EUR [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.15%	2.33%
EUR [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.27%	2.39%
EUR [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.33%	2.47%
EUR [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.26%	2.40%
EUR [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.00%	2.18%
GBP [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.46%	4.74%
GBP [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.04%	3.35%
GBP [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.07%	3.28%
GBP [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.23%	3.40%
GBP [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.30%	3.43%
GBP [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.23%	3.35%
USD [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.24%	4.83%
USD [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.46%	3.89%
USD [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.67%	3.90%
USD [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.89%	4.00%
USD [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.05%	4.39%
USD [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.82%	4.00%